Schedule of Expected Benefit Payments (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Pension
Defined Benefit Plan Disclosure [Line Items]
2018	$ 43,090
2019	40,894
2020	43,143
2021	44,568
2022	46,359
Years 2023 - 2027	261,475
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
2018	2,560
2019	1,610
2020	1,557
2021	1,470
2022	1,393
Years 2023 - 2027	$ 4,888